Note 10 - Line of Credit	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]
10.	Line of Credit

The Company maintains a loan and security agreement with a commercial bank. As lender for a revolving line of credit of up to $30.0 million, with an accordion feature that provides up to $20.0 million of additional borrowing capacity the Company may draw at its request. The line bears interest at a rate equal to LIBOR plus 3.5%. The line carries an unused fee of 0.5% per year. The line will mature on April 7, 2023. We are required to maintain a specified adjusted quick ratio and a minimum annual recurring revenue tested by the bank each quarter. The Company pledged, assigned and granted the bank a security interest in all shares of its subsidiaries, future proceeds and assets (except for excluded assets, including material intellectual property) as security for the performance of the loan and security agreement obligations. As of December 31, 2022, the Company is compliant with all covenants under the line and had no borrowings outstanding under the line of credit.

The Company has not at any time, including as of December 31, 2022, and for the fiscal year ended December 31, 2022, borrowed under the loan and security agreement.